WARRANTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Apr. 04, 2008	Apr. 04, 2008 Series D shares	Dec. 31, 2012 Series B warrants Ordinary shares	Dec. 31, 2008 Series D warrants	Apr. 04, 2008 Series D warrants Series D shares	Dec. 31, 2009 2009 Series D warrants	Apr. 04, 2008 2009 Series D warrants Series D shares	Apr. 04, 2008 2010 Series D warrants Series D shares
Series B and Series D warrants
Number of shares entitled to be purchased on exercise of warrants				2,519,980				100,717,630	201,435,250
Exercise price of warrants issued (in dollars per share)				$ 0.05					$ 0.993
Warrants issued, value				$ 25
Warrants classified as liability, fair value		9,165	118,074		63,710	9,165	17,007	705	8,460
Warrants determined to be assets, fair value					63,710		17,007
Gain on change in fair value of warrants	$ (74,364)				$ 72,875